Unaudited Selected Quarterly Data (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unaudited Selected Quarterly Data (Table Amounts) [Abstract]
Total sales	$ 5,694	$ 5,979	$ 5,896	$ 5,957	$ 6,108	$ 5,984	$ 6,039	$ 5,848	$ 23,526	$ 23,979	$ 24,661
Operating income	689	794	813	780	762	769	820	845	3,076	3,196	3,123
Net earnings	$ 459	$ 516	$ 531	$ 484	$ 506	$ 473	$ 511	$ 579	$ 1,990	$ 2,069	$ 1,952
Basic earnings per share	$ 2.52	$ 2.78	$ 2.77	$ 2.45	$ 2.52	$ 2.29	$ 2.41	$ 2.68	$ 10.51	$ 9.91	$ 8.50
Diluted earnings per share	$ 2.49	$ 2.75	$ 2.74	$ 2.41	$ 2.48	$ 2.26	$ 2.37	$ 2.63	$ 10.39	$ 9.75	$ 8.35
Weighted-average common shares outstanding	182.1	185.8	191.8	197.7	200.8	206.2	212.4	216.3	189.4	208.8	229.6
Weighted-average diluted shares outstanding	184.2	187.9	193.7	200.5	204.2	209.2	215.2	220.4	191.6	212.1	233.9